Royalty stream and other interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Royalty, stream and other interests, carrying amount	$ 32,860,568	$ 17,625,689
Royalty, stream and other interests cost Opening	18,616,515	8,884,737
Additions	17,078,897	10,003,170
Disposal	0	(271,392)
Royalty, stream and other interests cost Ending	35,695,412	18,616,515
Royalty, stream and other interests Accumulated Depletion Open	(990,826)	(20,836)
Depletion	1,844,018	972,592
Disposals	0	2,602
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Depletion	(1,844,018)	(972,592)
Royalty Twenty Fourth [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	950,164
Royalty, stream and other interests cost Opening	60,018
Additions	890,146
Disposal	0
Royalty, stream and other interests cost Ending	950,164
Royalty, stream and other interests Accumulated Depletion Open	0
Depletion	0
Disposals	0
Royalty, stream and other interests Accumulated Depletion Ending	0
Depletion	0
Royalty One [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	13,697,291	2,464,652
Royalty, stream and other interests cost Opening	0	0
Additions	14,527,467	2,494,285
Disposal	0	0
Royalty, stream and other interests cost Ending	14,527,467	2,494,285
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	830,176	29,633
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	(830,176)	(29,633)
Depletion	(830,176)	(29,633)
Royalty Two [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	2,464,652	1,690,584
Royalty, stream and other interests cost Opening	2,494,285	1,130,010
Additions	0	1,357,731
Disposal	0	0
Royalty, stream and other interests cost Ending	2,494,285	2,487,741
Royalty, stream and other interests Accumulated Depletion Open	(29,633)	0
Depletion	0	797,157
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	(29,633)	(797,157)
Depletion	0	(797,157)
Royalty Three [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,451,495	2,279,176
Royalty, stream and other interests cost Opening	2,487,741	0
Additions	161,997	2,316,757
Disposal	0	0
Royalty, stream and other interests cost Ending	2,649,738	2,316,757
Royalty, stream and other interests Accumulated Depletion Open	(797,157)	0
Depletion	401,086	37,581
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	(1,198,243)	(37,581)
Depletion	(401,086)	(37,581)
Royalty Four [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	2,236,943	1,130,068
Royalty, stream and other interests cost Opening	2,316,757	1,130,068
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	2,316,757	1,130,068
Royalty, stream and other interests Accumulated Depletion Open	(37,581)	0
Depletion	42,233	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	(79,814)	0
Depletion	(42,233)	0
Royalty Five [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,150,828	953,349
Royalty, stream and other interests cost Opening	0
Additions	1,150,828
Disposal	0
Royalty, stream and other interests cost Ending	1,150,828
Royalty, stream and other interests Accumulated Depletion Open	0
Depletion	0
Disposals	0
Royalty, stream and other interests Accumulated Depletion Ending	0
Depletion	0
Royalty Six [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,130,068	764,016
Royalty, stream and other interests cost Opening	1,130,068	764,016
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	1,130,068	764,016
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Depletion	0	0
Royalty Seven [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	953,349	583,612
Royalty, stream and other interests cost Opening	953,349	0
Additions	0	583,612
Disposal	0	0
Royalty, stream and other interests cost Ending	953,349	583,612
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Depletion	0	0
Royalty Eight [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	764,016	687,838
Royalty, stream and other interests cost Opening	764,016	706,425
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	764,016	764,016
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	18,587
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	(18,587)
Depletion	0	(18,587)
Royalty Nine [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	583,612	873,088
Royalty, stream and other interests cost Opening	583,612	0
Additions	0	873,088
Disposal	0	0
Royalty, stream and other interests cost Ending	583,612	873,088
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Depletion	0	0
Royalty Ten [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	178,205	544,957
Royalty, stream and other interests cost Opening	706,425	544,957
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	706,425	544,957
Royalty, stream and other interests Accumulated Depletion Open	(18,587)	0
Depletion	509,633	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	(528,220)	0
Depletion	(509,633)	0
Royalty Eleven [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	873,088	404,956
Royalty, stream and other interests cost Opening	873,088	475,723
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	873,088	475,723
Royalty, stream and other interests Accumulated Depletion Open	0	(9,338)
Depletion	0	61,429
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	(70,767)
Depletion	0	(61,429)
Royalty Twelve [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	544,957	467,983
Royalty, stream and other interests cost Opening	544,957	467,983
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	544,957	467,983
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Depletion	0	0
Royalty Thirteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	382,086	450,131
Royalty, stream and other interests cost Opening	475,723	450,131
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	475,723	450,131
Royalty, stream and other interests Accumulated Depletion Open	(70,767)	0
Depletion	22,870	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	(93,637)	0
Depletion	(22,870)	0
Royalty Fourteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	467,983	355,940
Royalty, stream and other interests cost Opening	467,983	355,940
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	467,983	355,940
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Depletion	0	0
Royalty Fifteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	450,131	311,742
Royalty, stream and other interests cost Opening	450,131	311,742
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	450,131	311,742
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Depletion	0	0
Royalty Sixteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	355,940	225,227
Royalty, stream and other interests cost Opening	355,940	262,328
Additions	0	0
Disposal	0	0
Royalty, stream and other interests cost Ending	355,940	262,328
Royalty, stream and other interests Accumulated Depletion Open	0	(11,498)
Depletion	0	25,603
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	(37,101)
Depletion	0	(25,603)
Royalty Seventeen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	311,742	61,572
Royalty, stream and other interests cost Opening	311,742	0
Additions	0	61,572
Disposal	0	0
Royalty, stream and other interests cost Ending	311,742	61,572
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Depletion	0	0
Royalty Eighteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	302,850	210,701
Royalty, stream and other interests cost Opening	0	210,701
Additions	302,850	0
Disposal	0	0
Royalty, stream and other interests cost Ending	302,850	210,701
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Depletion	0	0
Royalty Nineteen [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	187,207	0
Royalty, stream and other interests cost Opening	262,328	188,437
Additions	0	0
Disposal	0	(188,437)
Royalty, stream and other interests cost Ending	262,328	0
Royalty, stream and other interests Accumulated Depletion Open	(37,101)	0
Depletion	38,020	2,602
Disposals	0	2,602
Royalty, stream and other interests Accumulated Depletion Ending	(75,121)	0
Depletion	(38,020)	(2,602)
Royalty Twenty [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	61,572	1,606,079
Royalty, stream and other interests cost Opening	61,572	1,386,276
Additions	0	302,758
Disposal	0	(82,955)
Royalty, stream and other interests cost Ending	61,572	1,606,079
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Depletion	0	0
Royalty Twenty One [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	210,701	1,500,000
Royalty, stream and other interests cost Opening	210,701	500,000
Additions	0	1,000,000
Disposal	0	0
Royalty, stream and other interests cost Ending	210,701	1,500,000
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Depletion	0	0
Royalty Twenty Two [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,606,079	60,018
Royalty, stream and other interests cost Opening	1,606,079	0
Additions	0	60,018
Disposal	0	0
Royalty, stream and other interests cost Ending	1,606,079	60,018
Royalty, stream and other interests Accumulated Depletion Open	0	0
Depletion	0	0
Disposals	0	0
Royalty, stream and other interests Accumulated Depletion Ending	0	0
Depletion	0	$ 0
Royalty Twenty Third [Member]
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,545,609
Royalty, stream and other interests cost Opening	1,500,000
Additions	45,609
Disposal	0
Royalty, stream and other interests cost Ending	1,545,609
Royalty, stream and other interests Accumulated Depletion Open	0
Depletion	0
Disposals	0
Royalty, stream and other interests Accumulated Depletion Ending	0
Depletion	$ 0